May 8, 1998

U.S. Securities and Exchange Commission
450 5th Street N.W.
Washington, D.C.  20549

Re:  The Kaufmann Fund, Inc.
     File #s  811-1586/2-28049

Commissioners:

     In accordance with the provisions of paragraph (j) of Rule 497, this is to certify that with respect to Post Effective Amendment No. 48 to the Registration Statement of the captioned Fund filed with the Commission on April 30, 1998 (1) the form of prospectus and statement of additional information that would have been filed under paragraph (c) of the Rule would not have differed from that contained in the most recent amendment to the Registration Statement and (2) the text of the most recent amendment has been filed electronically.

                                             Very truly yours,

                                             The Kaufmann Fund

                                             By: /s/ Martin V. Miller
                                                 --------------------------
                                                 Martin V. Miller, Counsel